Financial liabilities - Trade payables and other liabilities (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			12 Months Ended
	Jan. 31, 2022 EUR (€) shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 $ / shares	Jan. 31, 2022 € / shares shares	Jan. 01, 2021 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables			€ 6,317	€ 11,252				€ 31,736
Government grants (deferred income)			7,950	9,396				10,292
Contract liabilities			651	4,842	€ 4,479			4,479
Warrant liability			260
Deferred income including contract liabilities			651	2,506	2,516
Derivative liabilities			376
Others			9,601	15,592				14,123
Trade payables and other liabilities			25,155	41,082				60,630
Non-current			7,726	8,988				9,590
Current			17,429	32,094				€ 51,040
Grants received for investment in property, plant and equipment			506	168	390
Revenue from performance obligations satisfied			1,951	3,201	3,088
Provision for outstanding invoices			1,074	4,978	1,245
Personnel related liabilities for vacation and bonuses			3,717	4,812	4,032
VAT payable			0	905	4,578
Provision for Closings and Audit of Financial Statements			1,648	932	567
Liabilities for wage and church tax			342	1,040	1,988
Provision for expected claims on diagnostic revenue			€ 283	€ 0	€ 0
Amount of warrant liabilities per share | € / shares			€ 0.19				€ 2.11
Decrease in fair value of warrant liabilities			€ 2,574
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000		€ 22,000
Shares issued during period | shares	4,479,088	4,479,088
Share price | (per share)		$ 3.73					€ 3.35
Number of securities called by warrants | shares		1,343,727	1				1,343,727
Exercise price of warrants | $ / shares		$ 7.72				$ 7.72
Value of other equity instruments granted under share based payment arrangement	€ 2,800	$ 3.2